Income Taxes - Reconciliation of Income Tax Benefit (Provision) (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expected tax benefit (expense)				$ 187,282	$ (53,533)	$ (9,486)
State income tax expense, net of federal benefit				(9,660)	(1,619)	(107)
Pass-through entities	[1]			49,989	53,533	9,486
Stock compensation	[2]			(330,024)
Other				1,442
Total income tax benefit (expense)		$ (45,188)	$ (100)	$ (100,971)	$ (1,619)	$ (107)

[1]	MEMP, a publicly traded partnership with qualifying income, is a pass-through entity for federal income tax purposes. In addition, our predecessor was also a pass-through entity for federal income tax purposes.
[2]	As discussed in Note 12, the compensation expense associated with the incentive units of WildHorse Resources and MRD Holdco created a nondeductible permanent difference for income tax purposes.